united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22963

Altegris KKR Commitments Master Fund

(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 400 La Jolla, CA 92037

(Address of principal executive offices) (Zip code)

Beth Strong, Altegris Advisors, L.L.C.

1200 Prospect Street, Suite 400, La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: 858-459-7040

Date of fiscal year end: 3/31

Date of reporting period: 9/30/19

Item 1. Reports to Stockholders.

Altegris KKR Commitments Master Fund
Semi-Annual Report September 30, 2019
ADVISED BY: Altegris Advisors, L.L.C. 1200 Prospect Street Suite 400 La Jolla, CA 92037	SUB-ADVISED BY: StepStone Group LP 4275 Executive Square Suite 500 La Jolla, CA 92037

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.altegris.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Altegris KKR Commitments Master Fund
September 30, 2019

Table of Contents

Portfolio Review (Unaudited)	1
Consolidated Portfolio of Investments (Unaudited)	2
Consolidated Statement of Assets and Liabilities (Unaudited)	4
Consolidated Statement of Operations (Unaudited)	5
Consolidated Statements of Changes in Net Assets (Unaudited)	6
Consolidated Statement of Cash Flows (Unaudited)	7
Consolidated Statements of Financial Highlights (Unaudited)	8
Notes to Consolidated Financial Statements (Unaudited)	9
Supplemental Information (Unaudited)	19
Privacy Notice	23

Altegris KKR Commitments Master Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund's performance figures* for the Periods ended September 30, 2019, compared to its benchmarks:

				Annualized
				Since Inception
	Six Month	One Year	Three Year	July 31, 2015 **
Altegris KKR Commitments Master Fund - Class A	1.34%	2.19%	6.51%	7.57%
Altegris KKR Commitments Master Fund - Class A with load ***	-2.18%	-1.39%	5.25%	6.64%
Altegris KKR Commitments Master Fund - Class I	1.64%	2.77%	7.17%	8.30%
S&P 500 Total Return Index ****	6.08%	4.25%	13.39%	10.96%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Per the fee table in the Fund's August 28, 2019, prospectus, the total annual operating expense are 3.79% and 3.19% for the Fund's Class A and Class I shares, respectively. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	The inception date of both the Fund's Class A shares (including predecessor feeder fund shares), and Class I Shares (as re-classified), is August 1, 2015. The Fund was reorganized as of June 1, 2016 to offer the Class A and Class I shares.

***	Class A with load total return is calculated using the maximum sales charge of 3.50%.

****	The S&P 500 Total Return Index is a wideley accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors may not invest in the index directly.

Holdings by Type of Investment as of September 30, 2019	% of Net Assets
Private Equity:
Secondary Investments	38.28%
Co-Investments	27.65%
Primary Investments	22.35%
Direct Investment	1.04%
Short Term Investment:
Private Money Market	12.04%
Liabilities less other assets	(1.36)%
Total	100.00%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Altegris KKR Commitments Master Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

					Initial
				% of Net	Acquisition
	Geographic Region	Cost	Fair Value	Assets	Date
PRIVATE EQUITY (a) - 88.28%
CO-INVESTMENTS - 27.65%
KKR Banff Co-Invest L.P. *	Americas	$10,000,000	$11,000,000	2.71%	9/28/2018
KKR Blue Co-Invest L.P. *	Europe	1,966,654	3,792,517	0.93%	3/1/2016
KKR Byzantium Infrastructure Co-Invest L.P. *	Europe	7,740,051	8,098,159	1.99%	10/3/2017
KKR Caribou Co-Invest L.P. *	Americas	17,500,000	20,370,000	5.02%	2/26/2018
KKR Element Co-Invest L.P. *	Americas	7,035,000	10,527,792	2.59%	8/12/2016
KKR Enterprise Co-Invest L.P. *	Americas	20,000,000	14,000,000	3.45%	9/6/2018
KKR Palo Verde Co-Invest L.P. (b)	Americas	10,282,528	9,945,891	2.45%	2/26/2018
KKR Sigma Co-Invest L.P. *	Americas	7,500,000	8,534,858	2.10%	6/11/2018
KKR Uno Co-Invest L.P. *	Americas	15,000,000	22,500,000	5.54%	6/7/2017
LC Sports Pte. Ltd. (c) *	Asia	2,394,175	2,179,023	0.54%	11/2/2018
Nutraceutical Investco LP (c)*	Americas	1,321,096	1,320,356	0.33%	7/15/2019
TOTAL CO-INVESTMENTS		100,739,504	112,268,596	27.65%

PRIMARY INVESTMENTS - 22.35%
Bridge Growth Partners (Parallel), L.P. (c) *	Americas	990,504	1,214,648	0.30%	2/23/2016
HPH Specialized International Fund I L.P. *	Americas	652,886	733,108	0.18%	6/30/2017
KKR Americas Fund XII L.P. *	Americas	32,655,542	34,098,607	8.40%	3/31/2017
KKR Asian Fund III L.P.	Asia	27,286,083	35,745,370	8.80%	3/31/2017
KKR European Fund IV, L.P.	Europe	4,484,029	6,122,662	1.51%	12/17/2015
KKR Health Care Strategic Growth Fund L.P. *	Americas	2,736,002	3,378,961	0.83%	8/4/2017
Oak Hill Capital Partners IV, L.P. (c)	Americas	965,735	933,714	0.23%	3/31/2017
RB Equity Fund II-A, L.P. * (c)	Americas	15,210	6,235	0.00%	12/3/2018
The Resolute Fund IV (c)*	Americas	288,387	307,754	0.08%	9/28/2018
Warburg Pincus XI (ASIA), L.P. (c)*	Asia	8,522,175	8,198,189	2.02%	9/30/2017
TOTAL PRIMARY INVESTMENTS		78,596,553	90,739,248	22.35%

SECONDARY INVESTMENTS - 38.28%
Charles River Partnership XIII, L.P. (c)*	Americas	52,128	96,241	0.02%	6/29/2018
Eurazeo Capital IV A SCSp (c)*	Europe	1,449,508	1,458,874	0.36%	1/28/2019
Eurazeo Capital IV D SCSp (c)*	Europe	1,390,774	1,406,451	0.35%	1/28/2019
Foundation Capital III L.P. *	Americas	102	1,443	0.00%	6/29/2018
Foundation Capital Leadership Fund, L.P. *	Americas	2,444	1,476	0.00%	6/29/2018
Foundation Capital V L.P. *	Americas	174,497	324,163	0.08%	6/29/2018
Foundation Capital VI L.P. *	Americas	196,329	344,206	0.09%	6/29/2018
Foundation Capital VII L.P. *	Americas	635,064	943,583	0.23%	6/29/2018
Foundation Capital VIII L.P. *	Americas	674,460	1,189,770	0.29%	6/29/2018
KKR 2006 Fund L.P .	Americas	20,268,404	21,401,490	5.27%	12/31/2015
KKR 2006 Fund (Allstar) L.P. (b)	Americas	2,628,400	1,170,317	0.29%	12/31/2015
KKR 2006 Fund (GDG) L.P. (b)	Americas	1,952,092	385,425	0.09%	12/31/2015
KKR 2006 Fund (Overseas) L.P.	Global	9,765,272	4,685,245	1.15%	12/31/2015
KKR Asian Fund L.P.	Asia	1,573,801	141,721	0.03%	12/29/2016
KKR Asian Fund (Ireland III MIT) I L.P.	Asia	1,399,295	459,560	0.11%	12/29/2016
KKR Asian Fund II Private Investors Offshore, L.P. (c)	Asia	3,630,639	3,889,031	0.96%	9/30/2017
KKR China Growth Fund, L.P.	China	16,583,246	13,430,325	3.31%	6/29/2018
KKR European Fund III, L.P.	Europe	2,353,140	1,949,944	0.48%	12/31/2015
KKR Gaudi Investors L.P. *	Europe	8,607,067	8,877,869	2.19%	5/4/2017
KKR Lending Partners II L.P. (b)	Americas	3,404,859	3,325,439	0.82%	3/31/2017
KKR North America Fund XI L.P. (b)	Americas	25,179,882	27,816,533	6.85%	10/29/2015
KKR North America Fund XI (Buckeye) L.P. *	Americas	432,167	26,716	0.01%	10/29/2015
KKR North America Fund XI (Indigo) L.P. (b) *	Americas	1,656,323	6,130,020	1.51%	10/29/2015
KKR North America Fund XI (Sage) L.P. (b) *	Americas	519,017	304,871	0.08%	10/29/2015
KKR North America Fund XI (Wave) L.P. (b) *	Americas	1,158,120	825,787	0.20%	10/29/2015
KKR Real Estate Partners Americas II L.P. *	Americas	17,760,143	19,710,134	4.85%	5/31/2018
L Catterton Asia 3 LP (c)*	Asia	1,209,556	1,189,162	0.29%	12/4/2018
L Catterton VIII Offshore, L.P. (b) *	Asia	2,324,138	2,324,138	0.57%	9/27/2019
Lime Rock Partners IV AF, L.P. *	Americas	4,959,041	4,292,517	1.06%	6/21/2018
Menlo Ventures IX LP *	Americas	38,532	112,069	0.03%	12/31/2017
Menlo Ventures X LP *	Americas	2,641,535	1,258,837	0.31%	12/31/2017
Menlo Ventures XI LP *	Americas	5,141,412	3,053,670	0.75%	12/31/2017
Oak Hill Capital Partners III (AIV I), L.P. (c)*	Americas	272,951	356,525	0.09%	3/17/2017
Oak Hill Capital Partners III, L.P. (c)	Americas	1,196,947	916,793	0.23%	3/17/2017
Oak Hill Special Opportunities Fund (Offshore II), Ltd. (c)*	Americas	16,568	12,529	0.00%	3/17/2017
OHCP III BC COI, L.P. (c)	Americas	1,868,192	2,878,395	0.71%	3/17/2017
OHCP III BC RO, L.P. (c)*	Americas	706,629	702,506	0.17%	12/31/2018
OnyxPoint Permian Equity Feeder III LLC (c)*	Americas	1,786,780	2,026,783	0.50%	9/7/2018
Orchid Asia III, L.P.	Asia	976,340	1,845,838	0.45%	8/15/2016

See accompanying notes to financial statements.

Altegris KKR Commitments Master Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

					Initial
				% of Net	Acquisition
	Geographic Region	Cost	Fair Value	Assets	Date
SECONDARY INVESTMENTS (Continued) - 38.28%
Pueblo Co-Invest LP (c)*	Americas	$3,502,690	$3,500,990	0.86%	6/25/2019
RB Equity Fund I-A LP *	Americas	3,719,320	5,308,166	1.31%	12/31/2018
SFC Energy Partners I-A L.P. (b) *	Americas	142,905	139,476	0.03%	9/30/2017
The Resolute Fund II (c)	Americas	3,750,055	3,896,009	0.96%	8/31/2018
Yorktown Energy Partners IX, L.P (b) *	Americas	358,545	274,346	0.07%	9/30/2018
Yorktown Energy Partners VI, L.P (b)	Americas	63,757	32,405	0.01%	9/30/2018
Yorktown Energy Partners VII, L.P (b)	Americas	187,803	102,449	0.03%	9/30/2018
Yorktown Energy Partners VIII, L.P (b)	Americas	646,270	356,661	0.09%	9/30/2018
Yorktown Energy Partners X, L.P (b)	Americas	638,737	557,685	0.14%	9/30/2018
TOTAL SECONDARY INVESTMENTS		159,595,875	155,434,583	38.28%

TOTAL PRIVATE EQUITY		$338,931,932	$358,442,427	88.28%

DIRECT INVESTMENT (a) - 1.04%
Artisan Partners Asset Management, Inc. TRA * (c)	Americas	$3,043,853	$2,672,121	0.66%	10/12/2018
Salient Solutions LLC * (c)	Americas	1,057,149	1,550,241	0.38%	2/10/2016
		$4,101,002	$4,222,362	1.04%
SHORT TERM INVESTMENT - 12.04%
PRIVATE MONEY MARKET FUNDS - 12.04%
Federated Prime Private Liquidity Fund, Premier Class			$25,967,984	6.40%	12/29/2017
Prime Liquidity LLC Fund, Capital Class			22,918,981	5.64%	12/29/2017
TOTAL PRIVATE MONEY MARKET FUNDS		$48,886,965	$48,886,965	12.04%

TOTAL SHORT TERM INVESTMENTS		$48,886,965	$48,886,965	12.04%

TOTAL INVESTMENTS - 101.36% (Cost - $391,919,899) (d)			$411,551,754
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.36)%			(5,540,482)
NET ASSETS - 100.00%			$406,011,272

TRA - Tax Receivable Agreement

*	Non-income producing.

(a)	Securities restricted to resale represents $362,664,789 or 89.23% of net assets.

(b)	All or part of these investments are holdings of AKCF LLC - Series A.

(c)	The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy (See Note 2).

(d)	The fair value of total investments consists of the following:

Private Equity	$358,442,427
Direct Investment	4,222,362
Short Term Investment	48,886,965
Total Investments	$411,551,754

See accompanying notes to financial statements.

Altegris KKR Commitments Master Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

ASSETS
Investment securities:
Investments at cost	$391,919,899
Investments at fair value	$411,551,754
Cash	4,375,154
Dividend receivable	26,089
Prepaid expenses and other assets	188,544
TOTAL ASSETS	$416,141,541

LIABILITIES
Payable for Fund shares repurchased	7,682,212
Subscriptions received in advance	970,531
Management fee payable to the Adviser	499,820
Other related parties payable	366,871
Distribution and servicing fees payable to Distributor	174,701
Payable for securities purchased	65,384
Payable for taxes	2,700
Accrued expenses and other liabilities	368,050
TOTAL LIABILITIES	10,130,269
Commitments and contingencies (See Notes 2 and 7)
NET ASSETS	$406,011,272

Composition of Net Assets:
Paid in capital	$367,615,720
Accumulated earnings	38,395,552
NET ASSETS	$406,011,272

Class A Shares:
Net Assets	$293,162,384
Shares of beneficial interest outstanding [$0 par value]	21,226,645
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$13.81
Maximum offering price per share (net asset value plus maximum sales charge of 3.50%)	$14.31

Class I Shares:
Net Assets	$112,848,888
Shares of beneficial interest outstanding [$0 par value]	3,812,914
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$29.60

See accompanying notes to consolidated financial statements.

Altegris KKR Commitments Master Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2019

INVESTMENT INCOME
Dividend distributions from underlying investments	$1,867,628
Dividend income	757,028
TOTAL INVESTMENT INCOME	2,624,656

EXPENSES
Management fees	2,472,885
Distribution and servicing fees:
Class A	899,603
Sub accounting and sub transfer agent fees	244,544
Administrative services fees	172,160
Line of credit fees	100,178
Legal fees	93,784
Printing and postage expenses	75,000
Trustees fees and expenses	69,672
Audit and tax fees	60,500
Accounting services fees	40,027
Transfer Agent	35,576
Custodian fees	24,418
Registration fees	19,780
Chief compliance officer fees	18,000
Insurance expense	15,370
Tax expense	1,000
Other expenses	10,000
TOTAL EXPENSES	4,352,497
Expenses recapture	91,768
NET EXPENSES	4,444,265

NET INVESTMENT LOSS	(1,819,609)

NET REALIZED AND UNREALIZED GAIN ON OPERATIONS
Capital gain distributions from underlying investments	6,989,686
Net realized gain/loss from investments	(929)
Net change in unrealized appreciation on investments	799,872
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,788,629

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,969,020

See accompanying notes to consolidated financial statements.

Altegris KKR Commitments Master Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2019	March 31, 2019
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(1,819,609)	$(5,968,019)
Capital gain distributions from underlying investments	6,989,686	33,062,789
Net realized gain/loss from investments	(929)	(3,725,233)
Net change in unrealized appreciation on investments	799,872	5,374,548
Net increase in net assets resulting from operations	5,969,020	28,744,085

DISTRIBUTIONS TO MEMBERS
Total Distributions :
Class A	(4,978,302)	(17,526,197)
Class I	(1,875,954)	(6,063,334)
Total distributions to members	(6,854,256)	(23,589,531)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,318,731	8,167,230
Class I	7,104,955	14,807,726
Reinvestment of distributions
Class A	4,807,746	17,056,560
Class I	1,740,422	5,643,866
Redemption of shares
Class A	(12,021,819)	(17,933,068)
Class I	(5,598,124)	(3,876,639)
Total Increase in Net Assets from Shares of Beneficial Interest	(648,089)	23,865,675

NET INCREASE IN SHARES OF BENEFICIAL INTEREST	(1,533,325)	29,020,229

NET ASSETS
Beginning of Period/ Year	407,544,597	378,524,368
End of Period/ Year	$406,011,272	$407,544,597

SHARE ACTIVITY
Class A:
Shares Sold	240,326	590,092
Shares Reinvested	357,188	1,268,557
Shares Redeemed	(870,516)	(1,293,389)
Net increase/decrease in shares outstanding	(273,002)	565,260

Class I:
Shares Sold	240,078	503,851
Shares Reinvested	60,453	196,989
Shares Redeemed	(189,292)	(131,124)
Net increase in shares outstanding	111,239	569,716

See accompanying notes to consolidated financial statements.

Altegris KKR Commitments Master Fund
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended September 30, 2019

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in net assets resulting from operations	$5,969,020
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(34,700,973)
Sales of investments	14,089
Net Proceeds (Purchase) of short-term investments	8,742,972
Net change in unrealized appreciation on investments	(799,872)
Return of capital from underlying investments	6,989,686
Net realized loss from investments	929
Decrease in receivable for securities sold	2,350,960
Decrease in prepaid expenses and other assets	39,528
Decrease in interest, dividend and distributions receivables	1,439
Decrease in payable for securities purchased	(3,708)
Increase in payable due to Adviser	41,032
Increase in distribution and servicing fees payable to Distributor	21,042
Increase in other related parties payable	48,992
Increase in payable for taxes	1,700
Increase in accrued expenses and other liabilities	137,566
Net Cash Used in Operating Activities	$(11,145,598)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Shares issued, net of change in subscriptions received in advance	10,208,958
Payment of Shares redeemed, net of change in payable for Shares redeemed	(14,826,684)
Distributions paid to shareholders	$(306,088)
Net Cash Provided by Financing Activities	$(4,923,814)

NET DECREASE IN CASH	(16,069,412)
CASH - BEGINNING OF PERIOD	20,444,566
CASH - END OF PERIOD	$4,375,154

SUPPLEMENTAL NONCASH DISCLOSURE INFORMATION:
Non-cash financing activities not included herein consisted of reinvestment of distributions:	$6,548,168
In-kind Securities received from underlying fund investments:	$15,018

See accompanying notes to consolidated financial statements.

Altegris KKR Commitments Master Fund
CONSOLIDATED STATEMENTS OF FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Class A (1)
	Six Months Ended		Year Ended		Year Ended		Period Ended
	September 30, 2019		March 31, 2019		March 31, 2018		March 31, 2017
	(Unaudited)
Net asset value, beginning of year/period	$13.86		$13.72		$13.43		$12.61
Gain (Loss) from investment operations:
Net investment loss (3)	(0.07)		(0.23)		(0.20)		(0.11)
Net realized and unrealized gain on investments	0.25		1.20		1.07		1.50
Net increase in net assets resulting from operations	0.18		0.97		0.87		1.39
Less distributions from:
Net realized gains	(0.23)		(0.83)		(0.58)		(0.57)
Total distributions	(0.23)		(0.83)		(0.58)		(0.57)
Net asset value, end of year/period	$13.81		$13.86		$13.72		$13.43
Total return (4)	1.34	% (5)	7.35%		6.62%		11.19	% (5)
Net assets, end of year/period (000s)	$293,162		$297,901.64		$287,217		$189,454
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6,7)	2.29%		2.40%		2.31%		2.47%
Ratio of net expenses to average net assets (7)	2.30	% (8)	2.49	% (8)	2.40	% (8)	2.47%
Ratio of net investment income (loss) to average net assets (7)	(1.03)%		(1.66)%		(1.40)%		(0.97)%
Portfolio Turnover Rate	0	% (5)	1%		0%		0	% (5)

	Class I (2)
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2019		March 31, 2019		March 31, 2018		March 31, 2017		March 31, 2016
	(Unaudited)
Net asset value, beginning of year/period	$29.62		$29.15		$28.36		$26.57		$25.00
Gain (Loss) from investment operations:
Net investment income (loss) (3)	(0.08)		(0.32)		(0.22)		(0.01)		0.05
Net realized and unrealized gain on investments	0.55		2.56		2.25		3.00		1.52
Net increase in net assets resulting from operations	0.47		2.24		2.03		2.99		1.57
Less distributions from:
Net realized gains	(0.49)		(1.77)		(1.23)		(1.20)		—
Total distributions	(0.49)		(1.77)		(1.23)		(1.20)		—
Redemption fees collected (3)	—		—		—		0.00		0.00
Net asset value, end of year/period	$29.60		$29.62		$29.15		$28.36		$26.57
Total return (4)	1.64	% (5)	7.98%		7.27%		11.43%		6.28	% (5)
Net assets, end of year/period (000s)	$112,849		$109,643		$91,307		$54,767		$100,710
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6,7)	1.68%		1.81%		1.72%		2.77%		2.42%
Ratio of net expenses to average net assets (7)	1.81	% (8)	1.89	% (8)	1.77	% (8)	1.83%		1.61%
Ratio of net investment income (loss) to average net assets (7)	(0.52)%		(1.07)%		(0.75)%		(0.05)%		0.32%
Portfolio Turnover Rate	0	% (5)	1%		0%		0%		0	% (5)

(1)	Class A commenced operation on June 1, 2016 with the reorganization of the master/feeder structure.

(2)	The Fund commenced operations on July 31, 2015, existing shares were reclassified to Class I Shares on June 1, 2016. See note 1 in the notes to consolidated financial statements.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized for periods less than one full year.

(8)	The net expense ratio is greater than gross expense ratio due to the expenses recaptured. See note 4 in the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

Altegris KKR Commitments Master Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
September 30, 2019

1.	ORGANIZATION

Altegris KKR Commitments Master Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’), as a non-diversified, closed-end management investment company. Altegris Advisors, L.L.C., (the ’‘Adviser’’) serves as the Fund’s investment adviser. StepStone Group LP serves as the Fund’s Sub-Adviser (the “Sub-Adviser”).

The Fund was organized as a Delaware statutory trust on April 22, 2014. The Fund commenced operations as the “master fund” in a “master/feeder structure” on July 31, 2015. The Fund was reorganized from a “master/feeder” structure as of June

1, 2016, and currently offers two separate classes of shares of beneficial interest designated Class A and Class I (each, “Shares”) on a continuous basis at the net asset value (“NAV”) per Share plus any applicable sales loads.

The minimum investment for an investor in the Fund is $25,000. Class A Shares are offered at NAV plus a maximum sales charge of 3.50%. Class I Shares are sold at NAV without an initial sales charge and are not subject to distribution fees. All classes of Shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each month based upon the relative net assets of each class.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund intends to invest and/or make capital commitments of at least 80% of its assets in or to private equity investments of any type, sponsored or advised by Kohlberg Kravis Roberts & Co. Inc. or an affiliate thereof (collectively, “KKR”), including primary offerings and secondary acquisitions of interests in alternative investment funds that pursue private equity strategies (“Private Equity Funds”) and co-investment opportunities in operating companies (“Co-Investment Opportunities”) presented by such KKR Investment Funds or by KKR. However, the Fund may at any time determine to allocate its assets to investments not sponsored or issued by, or otherwise linked to, KKR or its affiliates and to strategies and asset classes not representative of private equity, collectively with Private Equity Funds and Co-Investment Opportunities (“Investment Funds”).

Consolidation of a Subsidiary – The consolidated financial statements of the Fund include AKCF LLC Series A (“AKCF”), a limited liability company in which the Fund invests and the results of which are reported on a consolidated basis with the Fund. AKCF is a wholly-owned subsidiary of the Fund; therefore all inter-company accounts and transactions have been eliminated. The inception date of AKCF is September 18, 2015.

A summary of the Fund’s investment in AKCF is as follows:

AKCF Net Assets at	% of Total Net Assets
September 30, 2019	at September 30, 2019
$30,992,346	7.63%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – The Fund has adopted valuation procedures pursuant to which it will fair value its interests in Investment Funds. These valuation procedures, which have been approved by the Board of Trustees of the Fund (“the

Altegris KKR Commitments Master Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

Board”), provide that the unaudited valuations determined by the general partner, managing member or affiliated investment adviser of the Investment Funds (the “Investment Managers”) will be reviewed by the Adviser. The Fund will generally rely on such valuations even in instances where an Investment Manager may have a conflict of interest in valuing the securities. Furthermore, the Investment Funds will typically provide the Adviser with estimated net asset values or other valuation information on a quarterly basis, and such data will be subject to revision through the end of each Investment Fund’s annual audit. While such information is provided on a quarterly basis, the Fund provides valuation and issues Shares on a monthly basis.

The Advisor is responsible for the Fund’s written valuation policies, processes and procedures, conducting periodic reviews of the valuation policies and evaluating the overall fairness and consistent application of the valuation policies. The Fund’s pricing committee is comprised of officers of the Fund, the Adviser, and representatives from Gemini Fund Services, LLC (“GFS”), the Fund’s administrator. The Fund’s pricing committee meets monthly, or as needed, to determine the valuation of the Fund’s investments. The pricing committee certifies to the Board that the Fund’s valuation policy and procedures are properly followed. Any revision or updates of the valuation policies and procedures must be approved by the Board.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market prices for similar instruments, and fair value is determined through the use of models or other valuation methodologies.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. The categorization of Level 2 or Level 3 is based on the significance of the unobservable inputs to the overall valuation. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for the Fund’s assets and liabilities measured at fair value:

				Investments
Assets *	Level 1	Level 2	Level 3	Valued at NAV	Total
Investments
Private Equity	$—	$—	$36,490,208	$321,952,219	$358,442,427
Direct Investment	—	—	4,222,362	—	4,222,362
Short-Term Investments	48,886,965	—	—	—	48,886,965
Total Investments:	$48,886,965	$—	$40,712,570	$321,952,219	$411,551,754

*	Refer to the Portfolio of Investments for industry classification.

Altegris KKR Commitments Master Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

			Proceeds from		Change in
			sales and		unrealized
	Beginning	Cost of	principal	Net realized	appreciation/	Net transfers in	Ending Balance
Investments	Balance 3/31/19	purchases	paydowns	gain (loss)	(depreciation)	(out) of Level 3	9/30/19
Direct Investments	$4,473,255	284	$(556,074)	$—	$304,897	$—	$4,222,362
Private Equity	—	—	—	—	—	36,490,208	36,490,208
Total Investments	$4,473,255	$284	$(556,074)	$—	$304,897	$36,490,208	$40,712,570

It is the Fund’s policy to recognize transfers between levels of the fair value hierarchy at the end of the reporting period. For the period ended September 30, 2019, $36,490,208 was transferred from Level 2 to Level 3. Transfers from Level 2 to Level 3 occurred due to an increase in the significance of an unobservable input to the estimate of fair value as of and during the period ended September 30, 2019.

The following table is a summary of the valuation techniques and unobservable inputs used in the fair value measurements as of September 30, 2019:

Investment Type	Value at 9/30/19	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs
Direct Investments	1,550,241	Ownership percentage applied to adjusted third party valuation	Fair value adjustment*	N/A
	2,672,121	Discounted cash flow	Discount factor** Tax rate***	17% 23.2%
Private Equity	36,490,208	Adjusted reported investment net asset value	Fair value adjustment*	N/A

*	The significant unobservable input applied to fair value adjusted investments, in part or in whole, is the application of a beta to a benchmark. The benchmark used is a world market index, and the beta is calculated through analysis and backtested by the Adviser. As of September 30, 2019, the beta applied was 20%. An increase of the beta would indicate an increase in the effect of the input to the fair value.

**	An increase of the input would indicate a decrease in fair value.

***	An increase of the input would indicate an increase in fair value.

The valuation process involved in Level 3 measurements is designed to subject the valuation of the investments to an appropriate level of consistency, oversight and review. The valuation of the Fund’s Level 3 investments rely on evaluations of multiple observable and unobservable inputs including financial and operating data; company specific developments, stock prices, earnings and tax rates; market valuations of comparable companies; analysis of market segments; and model projections. The output of these evaluations is typically reviewed and approved by an outside valuation committee for which the Fund receives information surrounding their valuation process and, in some circumstances, the valuation analysis. In certain circumstances, the outside valuation committee may at its discretion employ third party valuation firms as appropriate.

Investments Valued at NAV - In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Altegris KKR Commitments Master Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not as of the Fund’s measurement date; if it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or if it was determined by the Fund’s valuation policies and procedures that the private investments is not being reported at fair value.

A listing of the private investments held by the Fund and their attributes, as of September 30, 2019, that qualify for these valuations are shown in the table below:

							Redemption
Investment			Unfunded	Remaining	Redemption	Notice Period	restrictions
Category	Investment Strategy	Fair Value	Commitments	Life	Frequency *	(In Days)	Terms **

Private Equity - Buyout	Investments in nonpublic companies; the acquisition of the company uses some percentage of debt.	$265,005,401	$127,821,081	N/A	None	N/A	Liquidity in form of distributions from Investment Funds.

Private Equity - Growth Equity	Investments in nonpublic companies; the acquisition of the company that create value through profitable revenue.	$62,303,294	$19,325,011	N/A	None	N/A	Liquidity in form of distributions from Investment Funds.

Private Equity - Other	Investments in nonpublic companies; strategies may include infrastructure, real estate, energy and direct lending/mezzanine, private equity fund of funds	$31,133,732	$23,605,194	N/A	None	N/A	Liquidity in form of distributions from Investment Funds.

Direct Investment - Growth Equity	Investments in nonpublic companies; the acquisition of the company that create value through profitable revenue.	$1,550,241	$—	N/A	None	N/A	Liquidity in form of distributions from Investment Funds.

Direct Investment - Other	Investments in strategies which may include infrastructure, real estate, energy, direct lending/mezzanine, private debt.	$2,672,121	$—	N/A	None	N/A	Liquidity in form of distributions from Investment Funds.

*	The information summarized in the table above represent the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**	Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds.

Unfunded Commitments - As of September 30, 2019, the Fund had total unfunded commitments of $170,751,286 which consist of $127,821,081 private equity-buyout, $19,325,011 private equity-growth equity and $23,605,194 private equity -

Altegris KKR Commitments Master Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

other. The Fund expects to fulfill these unfunded commitments through the use of liquid investments, future distributions from Investment Funds and line of credit proceeds.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed at least annually and are recorded on ex-dividend date. Distributable net realized capital gains are declared and distributed at least annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund’s policy is to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year ended September 30, 2016 through September 30, 2018 or expected to be taken in the Fund’s September 30, 2019 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. However, the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

AKCF is a domestic limited liability company that has elected to be treated as a corporation and will be separately subject to U.S. federal and state income taxes. For the tax year end September 2018, AKFC incurred a tax expense of $350,000. The Fund through AKCF has the possibility of utilizing this liability in future periods should there be offsetting realized losses within AKCF. However, it is uncertain when this could occur. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months.

Cash - Cash includes cash held or deposited in bank accounts. The Fund deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit. The current cash balance exceeds the FDIC insurance limit.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss form investments in the Consolidated Statement of Operations.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Altegris KKR Commitments Master Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

Investment Transactions - For the six months ended September 30, 2019, cost of purchases and proceeds from sales or other disposition of investments other than short-term investments amounted to $32,956,133 and 14,089, respectively.

Associated Risks - During the normal course of business, the Fund may purchase, sell or hold various securities, which may result in certain risks, the amount of which is not apparent from the financial statements.

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector or geography, the risk of any investment decision is increased. An Investment Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Fund. The investments held by private equity funds and Co-Investment Opportunities made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

Illiquidity of Investment Fund Interests. There is no regular market for interests in Investment Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Fund and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interests in an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with investing in the Fund.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH RELATED PARTIES AND OTHER FEES

The Fund pays the Adviser a monthly fee of 0.10% (1.20% on an annualized basis) of the Fund’s month-end net asset value (the “Management Fee”). The Management Fee is an expense paid out of the Fund’s net assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month (including any assets in respect of Shares that will be repurchased as of the end of the month). The Management Fee is in addition to the asset-based fees and incentive fees paid by the Investment Funds to the Investment Managers and indirectly paid by investors in the Fund. The Adviser pays the Sub-Adviser a monthly fee of 0.030833% (0.37% on an annualized basis) of the month-end net asset value of the Fund’s investments in Investment Funds. Pursuant to the agreement, the Fund incurred $2,472,885 in Management Fees for the six months ended September 30, 2019 which is included in the consolidated statement of operations. As of September 30, 2019, payable due to Adviser for Management Fee is $499,820.

As outlined in the Fund’s prospectus, the Adviser has an “Expense Limitation and Reimbursement Agreement” with the Fund through September 1, 2020 (the “Limitation Period”) to limit the amount of “Specified Expenses” (as described herein) borne by the Fund in respect of Class A and Class I Shares, for any fiscal year, to an amount not to exceed 0.55% per annum of the Fund’s net assets attributed to Class A and Class I Shares, respectively. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Management Fee and underlying Investment Fund expenses (including contribution requirements for investments, expenses and management fees); (ii) interest expense and any other expenses incurred in connection with the Fund’s credit facility; (iii) expenses incurred in connection with secondary offerings and Co-Investment Opportunities and

Altegris KKR Commitments Master Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

other investment-related expenses of the Fund; (iv) Distribution and Servicing Fees in respect of any Class of Shares; (v) taxes; and (vi) extraordinary expenses. This agreement may be renewed by the mutual agreement of the Adviser and the Fund for successive terms. Unless so renewed, this agreement will terminate automatically at the end of the Limitation Period. This agreement will also terminate automatically upon the termination of the investment advisory agreement between the Adviser and the Fund unless a new investment advisory agreement with the Adviser becomes effective upon such termination. To the extent that Specified Expenses in respect of any Class of Shares for any month exceed the Expense Cap applicable to a Class of Shares (the “Excess Expenses”), the Adviser will pay the Fund for expenses to eliminate such excess. To the extent that the Adviser pays Excess Expenses in respect of a Class of Shares, it is permitted to receive reimbursement for any expense amounts previously paid by the Adviser, for a period not to exceed three years from the date in which such expenses were paid by the Adviser on a monthly basis, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses in respect of the applicable Class of Shares have fallen to a level below the Expense Cap of the Class and the reimbursement amount does not raise the level of Specified Expenses in respect of a Class of Shares in the month the reimbursement is being made to a level that exceeds the Expense Cap of the Class. The Excess Expenses in respect of the Fund’s Class A Shares shall be deemed to include any Specified Expenses paid by the Adviser in respect of the Feeder, a feeder fund that invested all or substantially all its assets in the Fund that was liquidated upon the Fund’s issuance of Class A Shares, and not reimbursed by the Feeder to the Adviser. For the six months ended September 30, 2019, the Fund reimbursed Excess Expenses paid by the Adviser in the amount of $91,768 which is included as expense recapture in the consolidated statement of operations. Cumulative Excess Expenses paid by the Adviser are subject to the aforementioned conditions and will expire in the following years:

	Class A	Class I	Total
Excess Expenses paid by the Adviser and eligible for recapture (to be expired by March 31, 2020)	22,521	191,741	214,262
Excess Expenses paid by the Adviser and eligible for recapture as of March 31, 2019	$22,521	$191,741	$214,262

As of September 30, 2019, payable due to Adviser includes $23,047 of expense recapture to be paid by the Fund to the Adviser on Class I Shares.

The Fund has adopted a Distribution and Service Plan Agreement (“Plan”) for Class A and Class I Shares pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund pays a monthly fee out of the net assets of Class A Shares at the annual rate of 0.60% of the aggregate net asset value of the Class A Shares, determined and accrued as of the last day of each calendar month (before any repurchase of Shares) (the “Distribution and Servicing Fee”). The Distribution and Servicing Fee is paid to Altegris Investments, L.L.C., an affiliate of the Adviser, as the distributor of the Shares (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Class I Shares are not subject to the Distribution and Servicing Fee. During the six months ended September 30, 2019, pursuant to the Plan, Class A shares incurred $899,603 in Distribution and Servicing Fees which are included in the consolidated statement of operations. As of September 30, 2019, distribution and servicing fees payable to Distributor was $174,701. Effective September 11, 2019, the Plan was amended by the Board to provide that, in addition to the payment of the Distribution and Servicing Fee, the Fund would also pay for certain third party due diligence expenses provided that the expenses resulted in the Fund’s successful placement on one or more distribution platforms.

The Fund reimburses the Adviser for certain sub-accounting and sub-transfer agency fees at 0.15% of the net assets of applicable shareholder accounts for the fees payable by the Adviser to identified service providers. During the six months ended September 30, 2019, the Fund incurred $244,544 of sub-accounting and sub-transfer agency fees reimbursed to the Adviser pursuant to this arrangement which are recorded in transfer agent fees in the consolidated statement of operations.

GFS

GFS provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to the servicing agreement with GFS, the Fund pays GFS customary fees for providing such services to the Fund. During the six months ended September 30, 2019, certain officers of the Fund were also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. For the six months ended September 30, 2019, the Fund incurred $172,160 of administrative service fees, $35,576 of transfer agent fees, and $40,027 of fund accounting fees which are included in the consolidated statement of operations. As of September 30, 2019, other related parties payable includes a payable of $366,871 due to GFS for administration, transfer agent fees and fund accounting fees.

Altegris KKR Commitments Master Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

Blu Giant, LLC (“Blu Giant”), a related party of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the six months ended September 30, 2019, the Fund incurred $75,000 of printing and postage expenses which are included in the consolidated statement of operations. As of September 30, 2019, other related parties payable includes a payable of $44,257 due to Blu Giant for printing and postage expenses.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, a related party of GFS, provides compliance services, pursuant to a consulting agreement between NLCS and the Fund. Effective November 1, 2018 to June 30, 2019, NLCS entered into an agreement with the Adviser to provide consulting services to the Fund. Effective July 1, 2019, NLCS provides a Chief Compliance Officer Services to the Fund. Under the terms of such agreement, NLCS receives customary fees form the Fund. For the six months ended September 30, 2019, the Fund incurred $18,000 in NLCS customary fees which are included in chief compliance officer fees on the consolidated statement of operations.

Altegris Advisors, LLC (the “Adviser”)

The Adviser, provided compliance services to the Fund pursuant to a consulting agreement between the Adviser and the Fund through June 30, 2019. Under the terms of such agreement, the Adviser received customary fees from the Fund. For the six months ended September 30, 2019, the Fund incurred $0 in such consulting fees. As of September 30, 2019, the amount due to the Adviser is $0.

5.	REPURCHASES OF SHARES

The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. Effective August 1, 2017, the Adviser recommended and intends to continue to recommend to the Board (subject to its discretion) that the Fund offer to repurchase Shares from Shareholders on a quarterly basis in an amount not to exceed 5% of the Fund’s net asset value. In determining whether the Fund should offer to repurchase Shares from Shareholders, the Board considers the recommendation of the Adviser. The Adviser expects that, generally, it will recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders quarterly, with such repurchases to occur as of each March 31, June 30, September 30 and December 31. Each repurchase offer will generally commence approximately 45 days prior to the applicable repurchase date. Any repurchase of Shares from a Shareholder which are held for less than one year (on a first-in, first-out basis) will be subject to an “Early Repurchase Fee” equal to 2% of the net asset of any such Shares repurchased by the Fund. There is no minimum amount of Shares which must be repurchased in any repurchase offer.

During the six months ended September 30, 2019, the Fund repurchased tendered Shares as follows:

					Redemption
	Repurchase		Number of	NAV Price	Value of	Shares Outstanding
	Offer	% of Shares	Shares	of Shares	Shares	on Repurchase Date,
Repurchase Date	Amount	Tendered	Tendered	Tendered	Tendered	Before Repurchase

June 30, 2019
Class A		2.08%	457,764	$13.81	$6,321,724	21,964,401
Class I		3.16%	122,328	$29.56	$3,616,007	3,867,176
Total	$20,313,143				$9,937,731

September 30, 2019
Class A		1.91%	412,751	$13.81	$5,700,095	21,639,397
Class I		1.73%	66,963	$29.60	$1,982,117	3,879,878
Total	$20,363,181				$7,682,212

Altegris KKR Commitments Master Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2019, the Fund continues to qualify as a regulated investment company.

The Fund’s tax year end is September 30, 2019, as such, the information in this section is as of the Fund’s tax year end.

The tax character of Fund distributions paid for the tax years ended September 30, 2019 and September 30, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2019	September 30, 2018
Ordinary Income	$—	$—
Long-Term Capital Gain	23,097,226	18,427,385
Return of Capital	—	—
	$23,097,226	$18,427,385

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$7,866,767	$(4,181,023)	$—	$6,889,269	$27,820,539	$38,395,552

The difference between book basis and tax basis accumulated ordinary income/(loss) and other book/tax differences are primarily attributable to the unamortized portion of organization expenses for tax purposes and adjustments for partnerships, passive foreign investment companies and the Fund’s wholly-owned subsidiary.

Late year losses incurred after December 31 within the tax year end are deemed to arise on the first business day of the following tax year. The Fund incurred and elected to defer such late year losses of $4,181,023.

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and adjustments for partnerships and passive foreign investment companies, resulted in reclassification for the tax year ended September 30, 2019 as follows:

Accumulated
Paid In Capital	Earnings (Losses)
$(3,707,975)	$3,707,975

These reclassifications had no effects on net assets.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1s for the year ended December 31, 2019 (the underlying Investment Funds’ year-end); therefore, the tax basis of investments for 2019 will not be finalized by the Fund until after the fiscal period end.

7.	COMMITMENTS AND CONTINGENCIES

Revolving Credit Agreement

On October 1, 2018 Credit Suisse AG issued a line of credit up to $7.5 million to the Fund with a maturity date of April 1, 2021 under a revolving credit agreement. The Fund did not borrow under the line of credit during the six months ended September 30, 2019. The cost for the unused line of credit is 1.25 % annum until April 1, 2021. For the six months ended

Altegris KKR Commitments Master Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

September 30, 2019, the Fund incurred $100,178 in unused commitment fees as well as other administrative fees which are included as line of credit fees in the consolidated statement of operations.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. During this period, capital subscriptions into the Fund for October 1, 2019 and November 1, 2019 equaled $1,029,000 and $1,412,500, respectively. Management has determined no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Altegris KKR Commitments Master Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2019

Approval of Investment Advisory and Sub-Advisory Agreement

At a meeting held on June 18, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Altegris KKR Commitments Master Fund (the “Fund”), including each of the trustees that are not “interested persons” of the Fund (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the annual approval of the investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris” or the “Adviser”) and the Fund and the sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between Altegris and Stepstone Group, LP (“Stepstone” or the “Sub-Adviser”).

In connection with the Board’s consideration of each of the Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s and Sub-Adviser’s investment management personnel; (b) an overview of the Adviser’s and Sub-Adviser’s operations and financial condition; (c) a comparison of the Fund’s advisory fee, sub-advisory fee and overall expenses with those of comparable closed end investment funds registered under the 1940 Act; (d) the level of profitability from each ofthe Adviser’s and Sub-Adviser’s fund-related operations; (e) the compliance policies and procedures of each of the Adviser and Sub-Adviser, including policies and procedures for personal securities transactions; and (f) information regarding the performance of the Fund compared to other comparable closed end investment funds registered under the 1940 Act, relevant benchmark indices, and the historical performance of other 1940 Act registered funds managed by the Adviser and other accounts and private funds advised by the Sub-Adviser.

Matters considered by the Board in connection with its approval of each of the Agreements included, among others, the following:

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by each of Altegris and StepStone related to the Advisory Agreement and Sub-Advisory Agreement on behalf of the Fund, respectively, including the Advisory Agreement and Sub-Advisory Agreement, a description of the manner in which investment decisions are made and executed, an overview of the Fund’s compliance program provided by the CCO, the allocation of responsibilities between Altegris and StepStone, a review of the professional personnel of each of Altegris and StepStone that perform services for the Fund and a certification from each firm certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching their conclusions, the Trustees considered that Altegris has continued to provide the advisory services with respect to the Fund’s portfolio and supervisory services with respect to StepStone as it has since the Fund’s inception, including, generally, management, compliance and operational support. The Trustees considered the changes in Altegris’ executive management and overall staffing over time, noting the completed merger with Artivest over the prior year and the various changes in both executive management and key professional positions. The Trustees stated that Altegris has maintained an appropriate number of professional staff and

Altegris KKR Commitments Master Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2019

is comfortable with the considerable knowledge and expertise of the personnel that provide services to the Fund. The Trustees also considered the management of Altegris’ compliance program and the various changes it has undergone, noting the anticipated engagement of a new CCO with whom the Trustees have prior experience and are familiar with his oversight of compliance matters. The Trustees then concluded that Altegris had the sufficient quality and depth of personnel, resources, and compliance policies and procedures to perform its duties under the Advisory Agreement.

With respect to StepStone, the Trustees considered the size, organizational structure and experience of the Sub-Adviser in managing private equity fund assets. The Trustees considered StepStone’s various areas of specialty, including its core business in advising and allocating private capital, and expansion in recent years into private debt, real estate and infrastructure. The Trustees noted no changes in personnel with responsibilities to the Fund or otherwise within StepStone, and considered that StepStone’s core values include attracting and retaining high-caliber personnel. With respect to the investment process and interaction with Altegris, the Trustees considered StepStone’s due diligence and analysis process, including the depth of the materials the Board receives on an ongoing basis relating to its approval of certain investments as well as the verbal reports StepStone provides to the Board on a periodic basis relating to its activities and investment selection. The Board also considered StepStone’s focus on risk management, compliance and legal functions, and policies and procedures in the areas of business continuity and cybersecurity, and found its management of such functions to be satisfactory. The Trustees concluded that StepStone had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the portfolio management services provided by StepStone to the Fund was appropriate.

Performance. The Trustees considered the Fund’s performance for the one-year, two-year and since-inception (August 1, 2015) periods ended March 31, 2019 as compared to the Fund’s primary benchmark indices, the S&P 500 Total Return Index and the MSCI All-Country World Total Return Index (“MSCI ACWI”), and for a common reporting period (October 1, 2015 to March 31, 2019) for other externally managed closed-end funds with investment objectives and strategies comparable to those of the Fund for the period those funds have been in operation (the “Peer Funds”). They noted the performance of the primary benchmark index (S&P 500 Total Return Index), as well as the performance of the secondary benchmark (MSCI ACWI), which was more reflective of general global investment opportunities across multiple capitalization levels. The Trustees found that the Fund outperformed the MSCI ACWI for the one-year period ended March 31, 2019 and since-inception, but had underperformed for the two-year period ended March 31, 2019. Compared to the Peer Funds, the Trustees found that the Peer Funds varied in terms of performance, and that the Fund underperformed the mean performance of the Peer Funds for the one-year and two-year periods ended March 31, 2019, but outperformed each of the Peer Funds for the common reporting period during which the Peer Funds and the Fund have been in operation (October 1, 2015 to March 31, 2019).

The Trustees also considered that for both recent and historical periods that the Fund was not yet fully invested as a factor in the Fund’s performance, and reviewed information prepared

Altegris KKR Commitments Master Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2019

by Altegris regarding the Fund’s returns on invested capital (“ROIC”) compared to each of the Peer Funds, and found that for both the one-year and common reporting period ended March 31, 2019, the Fund’s ROIC outperformed the mean ROIC of the Peer Funds. The Trustees concluded that based on the performance of the Fund, Altegris’ and StepStone’s performance was satisfactory and indicated that each firm had the ability to provide an acceptable level of investment returns for the Fund and its shareholders.

Fees and Expenses. As to the costs of the services to be provided, the Trustees considered a comparison prepared by Altegris of the Fund’s advisory fee and net expenses to those of the Peer Funds. The Trustees considered that Altegris charged an annualized advisory fee of 1.20% of the Fund’s average net assets, which was lower than the mean advisory fee of the Peer Funds and equal to the lowest fee charged among the Peer Funds. The Trustees also considered the Fund’s net expense ratio (Class I shares) as compared to the Peer Funds and noted that the Fund’s 2.15% expense ratio was lower than the mean net expense ratio of the peer group.

The Trustees also considered the allocation of the advisory fee between Altegris and StepStone and considered the services rendered to the Fund by each of Altegris and StepStone, and determined that Altegris bears the costs of the operation, management and oversight of the Fund while StepStone’s primary function was to prepare and make investment recommendations to Altegris. The Trustees and determined that the payment of 0.37% of the advisory fee to StepStone appropriately reflects each adviser’s role. The Trustees concluded that neither the contractual advisory fee nor the contractual sub-advisory fee was unreasonable and that the Fund’s overall expense ratio was acceptable.

Profitability. The Trustees considered each of Altegris’ and StepStone’s profitability and whether these profits were reasonable in light of the services provided to the Fund. With respect to Altegris, the Trustees reviewed a profitability analysis prepared by Altegris and found that based on the Fund’s current asset levels, Altegris’ relationship with the Fund was profitable and that the net profit attributable to the Fund did not appear to be excessive. With respect to StepStone, the Trustees reviewed a profitability analysis prepared by StepStone reflecting the gross fees earned by StepStone as compared to StepStone’s costs of servicing the Fund, and found the net profits attributable to the Fund were not excessive. The Trustees concluded that each of Altegris’ and StepStone’s level of profitability from its respective relationship with the Fund was not excessive.

Economies of Scale. The Trustees considered whether there would be economies of scale with respect to the management of the Fund and whether there was potential for realization of any further economies of scale. The Trustees concluded that given the current and expected size of the Fund that economies of scale were not a relevant consideration at this time. The Trustees considered that they would revisit whether economies of scale exist in the future once the Fund achieved sufficient scale.

Other Benefits. The Trustees considered the character and amount of other direct and incidental benefits to be received by each of Altegris and StepStone from each’s association with the Fund. The Board noted that Altegris’ affiliated broker-dealer, Altegris Investments, Inc., was

Altegris KKR Commitments Master Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2019

the Fund’s principal underwriter and was involved in some direct sales of the Fund and has relationships with banks and other broker-dealers across the industry, as well as the recent merger with Artivest, which manages an alternative investment platform and offers the Fund as a potential investment option, each of which could result in additional capital being allocated to the Fund.

Conclusion. The Chairman reported that the Trustees, having requested and received such information from each of Altegris and StepStone as they believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement, and having been advised by independent counsel that the Independent Trustees had appropriately considered and weighed all relevant factors, determined that approval of each of the Advisory Agreement and Sub-Advisory Agreement for an additional term was in the best interests of the Fund and its shareholders. In considering the Advisory Agreement and Sub-Advisory Agreement, the Trustees did not identify any one factor as all important and each Trustee may have considered different factors as more important.

PRIVACY NOTICE

What does Altegris KKR Commitments Master Fund (the “Fund”) do with your personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         Account transactions and transaction history

●         Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes To offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes Information about your transactions and records	NO	We don’t share
For our affiliates’ everyday business purposes Information about your creditworthiness	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
Questions?	Call 1-888-524-9441

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your non-public personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

●     Open an account or deposit money

●     Direct us to buy securities or direct us to sell your securities

●     Seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     Sharing for affiliates’ everyday business purposes — information about your creditworthiness

●     Affiliates from using your information to market to you

●     Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

Altegris KKR Commitments Master Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2018

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR
Altegris Advisors, L.L.C.
1200 Prospect Street, Suite 400
La Jolla, CA 92037

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

x

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Altegris KKR Commitments Master Fund

By (Signature and Title)

/s/Matthew Osborne

Matthew Osborne, President/Principal Executive Officer

Date 12/4/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Matthew Osborne

Matthew Osborne, President/Principal Executive Officer

Date 12/4/19

By (Signature and Title)

/s/Beth Strong

Beth Strong, Treasurer/Principal Financial Officer

Date 12/4/19